Regulatory Capital And Restrictions (Summary Of Actual Capital Amounts And Ratios) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
FHN
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 3,148,336,000	$ 3,063,631,000
Total Capital, Actual Ratio	16.18%	16.23%
Tier 1 Capital, Actual Amount	2,813,503,000	2,618,976,000
Tier 1 Capital, Actual Ratio	14.46%	13.87%
Leverage, Actual Amount	2,813,503,000	2,618,976,000
Leverage, Actual Ratio	11.43%	11.04%
Total Capital, Capital Adequacy Purposes, Amount	1,556,213,000	1,510,288,000
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	778,106,000	755,144,000
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	985,033,000	949,181,000
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association
Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Total Capital, Actual Amount	3,441,315,000	3,434,410,000
Total Capital, Actual Ratio	17.86%	18.36%
Tier 1 Capital, Actual Amount	3,107,407,000	2,991,866,000
Tier 1 Capital, Actual Ratio	16.12%	15.99%
Leverage, Actual Amount	3,107,407,000	2,991,866,000
Leverage, Actual Ratio	12.72%	12.71%
Total Capital, Capital Adequacy Purposes, Amount	1,541,837,000	1,496,685,000
Total Capital, Capital Adequacy, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	770,918,000	748,342,000
Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage, Capital Adequacy Purposes, Amount	977,374,000	941,641,000
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Proompt Corrective Action Provisions, Amount	1,927,296,000	1,870,856,000
Total Capital, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Action Provisions, Amount	1,156,378,000	1,122,514,000
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Leverage, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,221,717,000	$ 1,177,051,000
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%